Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue
Selling, General and administrative expenses
Professional fees	23,523	14,523
Administrative expense	7,329	4,159
Transfer agent fee	1,000	1,410
Rent expense	9,600	9,600
Total operating expenses	41,452	29,692
Other income (loss)
Bad Debt		(3,996)
Interest income		467
Total other loss		(3,529)
Net loss	$ (41,452)	$ (33,221)
Net loss per share	$ (0.00)	$ (0.00)
Weighted Average Shares Outstanding	8,575,000	8,575,000